Business Combinations and Disposal Group Held for Sale - Additional Information (Details) ₨ in Millions, $ in Millions				12 Months Ended
	May 22, 2018 USD ($)	Sep. 08, 2017 USD ($)	Nov. 16, 2015 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2016 USD ($)	Oct. 25, 2017 USD ($)	Oct. 25, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Dec. 11, 2015 USD ($) shares	Dec. 11, 2015 INR (₨) shares	Jun. 02, 2015 USD ($)	Apr. 24, 2015 USD ($)	Apr. 24, 2015 INR (₨)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 INR (₨)
Disclosure Of Business Combinations [Line Items]
Liability towards contingent consideration (Refer note 2.5)				$ 8					$ 13
Goodwill				$ 339		$ 568			$ 563
Description of non-current asset or disposal group held for sale which were sold or reclassified				Non-current assets and disposal groups are classified as held for sale if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification of held for sale is met when the non-current asset or the disposal group is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale	Non-current assets and disposal groups are classified as held for sale if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification of held for sale is met when the non-current asset or the disposal group is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale
Reclassified to assets held for sale				$ 316
Reclassified to liabilities held for sale				50
Reduction in fair value of disposal group held for sale				18
Panaya Inc.
Disclosure Of Business Combinations [Line Items]
Reduction in fair value of disposal group held for sale				$ 18
Kallidus Inc | Acquisition Date, June 2, 2015
Disclosure Of Business Combinations [Line Items]
Acquisition date				Jun. 02, 2015	Jun. 02, 2015
Name of acquiree				Kallidus Inc	Kallidus Inc
Percentage of voting interests												100.00%
Cash consideration												$ 91
Contingent consideration on acquisition, gross												20
Trade receivables acquired												9
Transaction cost related to the acquisition						$ 2
Total purchase price												107
Customer contracts and relationships recognised												27
Goodwill												$ 71
Kallidus Inc | Acquisition Date, June 2, 2015 | Skava Systems Private Limited
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests												100.00%
Noah Consulting LLC
Disclosure Of Business Combinations [Line Items]
Acquisition date				Nov. 16, 2015	Nov. 16, 2015
Name of acquiree				Noah Consulting, LLC	Noah Consulting, LLC
Percentage of voting interests			100.00%
Cash consideration			$ 33
Contingent consideration on acquisition, gross			5
Trade receivables acquired			4
Transaction cost related to the acquisition			$ 2
Term for additional consideration payable based on retention bonus payable to the employees			3 years
Goodwill deductible for tax purposes			$ 1
Description of determining of contingent consideration				During fiscal 2016, based on an assessment of Noah achieving the targets, the entire contingent consideration has been reversed in the statement of comprehensive income	During fiscal 2016, based on an assessment of Noah achieving the targets, the entire contingent consideration has been reversed in the statement of comprehensive income
Total purchase price			37				$ 41	₨ 2,660
Customer contracts and relationships recognised			18
Goodwill			5
Noah Consulting LLC | Top of Range
Disclosure Of Business Combinations [Line Items]
Additional consideration			$ 32
EdgeVerve Systems Limited
Disclosure Of Business Combinations [Line Items]
Acquisition date				Jul. 01, 2014	Jul. 01, 2014
Consideration transferred as equity															$ 70	₨ 4,210
Finacle and Edge Services
Disclosure Of Business Combinations [Line Items]
Acquisition date				Aug. 01, 2015	Aug. 01, 2015
Consideration transferred as equity													$ 27	₨ 1,770
Non-convertible redeemable debentures received consideration, value										$ 389	₨ 25,490
Finacle and Edge Services | Share Capital
Disclosure Of Business Combinations [Line Items]
Issue of equity for consideration settlement, shares | shares										850,000,000	850,000,000
Issue of equity for consideration settlement, value										$ 129	₨ 8,500
Finacle and Edge Services | Redeemable Convertible Debenture
Disclosure Of Business Combinations [Line Items]
Non-convertible redeemable debentures received consideration, shares | shares										254,900,000	254,900,000
Finacle and Edge Services | Edge Verve
Disclosure Of Business Combinations [Line Items]
Repayments to redemption of debentures				$ 54	₨ 3,490
Finacle and Edge Services | EdgeVerve Systems Limited
Disclosure Of Business Combinations [Line Items]
Consideration transferred as equity													$ 491	₨ 32,220
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Acquisition date				Sep. 08, 2017	Sep. 08, 2017
Name of acquiree				Brilliant Basics Holdings Limited	Brilliant Basics Holdings Limited
Percentage of voting interests		100.00%
Cash consideration		$ 4
Term for additional consideration payable based on retention bonus payable to the employees		2 years
Total purchase price		$ 7
Additional consideration		$ 2
Description of condition explained for the payment of contingent consideration				The payment of contingent consideration to sellers of Brilliant Basics is dependent upon the achievement of certain financial targets by Brilliant Basics over a period of 3 years ending on March, 2020	The payment of contingent consideration to sellers of Brilliant Basics is dependent upon the achievement of certain financial targets by Brilliant Basics over a period of 3 years ending on March, 2020
Key input ued in determining fair value of contingent consideration discount rate		10.00%
Customer contracts and relationships recognised		$ 2
Goodwill		5
Brilliant Basics Holdings Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Trade receivables acquired		1
Transaction cost related to the acquisition		1
Liability towards contingent consideration (Refer note 2.5)		$ 3
WoongDoody Holding Company Inc | Events After Reporting Period
Disclosure Of Business Combinations [Line Items]
Acquisition date				May 22, 2018	May 22, 2018
Name of acquiree				WongDoody Holding Company Inc.	WongDoody Holding Company Inc.
Percentage of voting interests	100.00%
Cash consideration	$ 38
Term for additional consideration payable based on retention bonus payable to the employees	3 years
Total purchase price	$ 51
Liability towards contingent consideration (Refer note 2.5)	13
Purchase consideration allocated to net tangible assets	5
Customer contracts and relationships recognised	20
Trade name recognised	1
Goodwill	25
WoongDoody Holding Company Inc | Top of Range | Events After Reporting Period
Disclosure Of Business Combinations [Line Items]
Additional consideration	$ 9